SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	26,000	87,000	151,000
Options exercised	5,787	68,347	171,015
Share-based compensation	$ 512	$ 607	$ 363
Weighted-average grant-date fair value of options granted	$ 8.3	$ 9.2	$ 5.9
Unrecognized compensation costs	$ 934
Unrecognized compensation costs, period	2 years 3 months 18 days
Exercisable average exercise price	$ 8.26	$ 8.3
Intrinsic value of options exercised	$ 10	$ 880
Share Incentive Plan 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable period	10 years
Share Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised	414,772
Exercisable average exercise price	$ 8.46